Data Field Information:
TYPE		13F-HR
PERIOD		12/31/06
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1815
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		February 15, 2007

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	1,213,002


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FORM 13F INFORMATION TABLE
                                   TITLE OF                       VALUE   SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                     CLASS                CUSIP   (X$1000)  PRN AMT   PRN  CALL DSCRETN    SOLE   SHARED NONE

ARCHER DANIELS M FEB 35.00         CALL               0394837BG     7,990   250,000 SH   CALL   SOLE     250,000   0    0
ARCHER DANIELS M JAN 35.00         CALL               0394837AG    31,970 1,000,300 SH   CALL   SOLE   1,000,300   0    0
ARCHER DANIELS M JAN 45.00         CALL               0394837AI    26,153   818,300 SH   CALL   SOLE     818,300   0    0
ARCHER-DANIELS-MIDLAND CO          COM                039483102    15,980   500,000 SH          SOLE     500,000   0    0
AVANEX CORP                        COM                05348W109     6,804 3,600,000 SH          SOLE   3,600,000   0    0
BOOKHAM INC                        COM                09856E105     2,035   500,000 SH          SOLE     500,000   0    0
CHEVRON CORP JAN 70.00             PUT                1667647MN    22,059   300,000 SH   PUT    SOLE     300,000   0    0
CIENA CORP JAN 30.00               CALL               1717797AF    27,710 1,000,000 SH   CALL   SOLE   1,000,000   0    0
CIENA CORPORATION                  COM NEW            171779309    15,612   563,400 SH          SOLE     563,400   0    0
COCA COLA CO                       COM                191216100     4,825   100,000 SH          SOLE     100,000   0    0
COCA COLA CO JAN 47.50             CALL               1912167AW    48,250 1,000,000 SH   CALL   SOLE   1,000,000   0    0
CYPRESS SEMI COR MAR 17.50         CALL               2328067CW    16,870 1,000,000 SH   CALL   SOLE   1,000,000   0    0
CYPRESS SEMICONDUCTOR CORP         COM                232806109     4,218   250,000 SH          SOLE     250,000   0    0
GOOGLE INC JAN 490.00              CALL               38259P7AK   230,240   500,000 SH   CALL   SOLE     500,000   0    0
GOOGLE INC JAN 500.00              CALL               38259P7AO   230,240   500,000 SH   CALL   SOLE     500,000   0    0
HALLIBURTON CO JAN 32.50           CALL               4062167AS    31,050 1,000,000 SH   CALL   SOLE   1,000,000   0    0
INTL BUSINESS JAN 100.00           CALL               4592007AT    48,575   500,000 SH   CALL   SOLE     500,000   0    0
ISHARES RUSSELL JAN 76.00          PUT                4642807MX    78,030 1,000,000 SH   PUT    SOLE   1,000,000   0    0
ISHARES RUSSELL JAN 77.00          PUT                4642807MY    78,030 1,000,000 SH   PUT    SOLE   1,000,000   0    0
ISHARES RUSSELL JAN 78.00          PUT                4642877MZ    78,030 1,000,000 SH   PUT    SOLE   1,000,000   0    0
ISHARES RUSSELL JAN 79.00          PUT                4642877MA    78,030 1,000,000 SH   PUT    SOLE   1,000,000   0    0
MIRANT CORP NEW                    *W EXP 01/03/201   60467R118    13,370 1,012,900 SH          SOLE   1,012,900   0    0
MRV COMMUNICATIONS INC             COM                553477100     1,682   475,000 SH          SOLE     475,000   0    0
OPTIUM CORPORATION                 COM                68402T107     2,495   100,000 SH          SOLE     100,000   0    0
PMC-SIERRA INC                     COM                69344F106     4,026   600,000 SH          SOLE     600,000   0    0
SATCON TECHNOLOGY CORP             COM                803893106     1,824 1,600,000 SH          SOLE   1,600,000   0    0
SBC COMM INC JAN 35.00             CALL               00206R7AG    17,875   500,000 SH   CALL   SOLE     500,000   0    0
SHUTTERFLY INC                     COM                82568P304     3,960   275,000 SH          SOLE     275,000   0    0
UAL CORP JAN 40.00                 CALL               9025407AH    22,000   500,000 SH   CALL   SOLE     500,000   0    0
UAL CORP JAN 50.00                 CALL               9025497AJ    48,413 1,100,300 SH   CALL   SOLE   1,100,300   0    0
WJ COMMUNICATIONS INC              COM                929284107     1,727 1,100,000 SH          SOLE   1,100,000   0    0
WM WRIGLEY JR CO                   COM                982526105    12,930   250,000 SH          SOLE     250,000   0    0
